SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of option outstanding
Nonvested at January 1, 2014	3,851,772
Granted	9,940,000
Vested	(1,749,376)
Forfeited	(92,380)
Nonvested at December 31, 2014	11,950,016	3,851,772
Expected to vest as of December 31, 2014	9,032,770
Weighted-Average Fair Value in Grant Date
Nonvested at January 1, 2014	11.67
Granted	28.42
Vested	11.98
Forfeited	25.11
Nonvested at December 31, 2014	25.45	11.67
Expected to vest as of December 31, 2014	16.78
Fair value of shares vested	20,422,248	18,548,052	8,928,354